Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [line items]
Beginning balance	¥ 333,301	¥ 231,319
Additional provisions	66,063	136,493
Amounts used	(22,227)	(26,892)
Unused amounts reversed	(5,456)	(5,315)
Amortization of discount and effect of change in discount rate	(16,694)	(2,148)
Others	76	(156)
Ending balance	355,063	333,301
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	209,659	120,864
Additional provisions		112,407
Amounts used	(15,384)	(21,320)
Unused amounts reversed
Amortization of discount and effect of change in discount rate	(16,855)	(2,292)
Others
Ending balance	177,420	209,659
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	123,642	110,455
Additional provisions	66,063	24,086
Amounts used	(6,843)	(5,572)
Unused amounts reversed	(5,456)	(5,315)
Amortization of discount and effect of change in discount rate	161	144
Others	76	(156)
Ending balance	¥ 177,643	¥ 123,642